Supplemental Consolidated Balance Sheet and Statement of Operations Information - Other Income (Expense), Net (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Nonoperating Income (Expense) [Abstract]
Interest income									$ 151	$ 73	$ 220
Recognition of IEDA government grant									1,638	0	0
Income from training reimbursement program									744	99	0
Change in fair value of derivative									0	(193)	0
Loss on early extinguishment of convertible note									0	(111)	0
Other									(231)	(336)	(116)
Nonoperating Income (Expense)	$ 2,014	$ 163	$ 191	$ (66)	$ (259)	$ (67)	$ (145)	$ 3	$ 2,302	$ (468)	$ 104